17A. INCOME TAXES (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Deferred tax assets
U.S. operations loss carry forward at statutory rate of 42.6%	$ (1,163,832)	$ (1,151,090)
Less Valuation Allowance	$ 1,163,832	$ 1,151,090